Reconciliation of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Examination [Line Items]
Total income tax expense	$ 1,472	$ 2,158	$ 1,998
PRC
Income Tax Examination [Line Items]
Expected income tax expense at PRC EIT statutory rate of 25%	(251)	12,546	10,123
Non-deductible expenses	259	2,188	1,309
Effect of income tax rate differences in jurisdictions other than the PRC	1,141	1,184	924
Changes in valuation allowance	3,293	456	(791)
Effect of tax holiday inside PRC	$ (2,970)	$ (14,216)	$ (9,567)